Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2014
Supplemental Cash Flow Information
Note 23	Supplemental Cash Flow Information

Nonvested Share Awards

The Company has issued shares of TSYS common stock to certain key employees and non-management members of its Board of Directors. The grants to certain key employees were issued in the form of nonvested stock bonus awards for services to be provided in the future by such officers and employees. The grants to the Board of Directors were fully vested on the date of grant. Refer to Note 18 for more information on nonvested share awards.

Equipment and Software Acquired Under Capital Lease Obligations

The Company acquired computer equipment and software under capital leases in the amount of $17.9 million, $5.3 million and $8.1 million in 2014, 2013 and 2012, respectively.

Software Acquired Under Direct Financing

The Company acquired software under direct financing in the amount of $13.6 million in 2014 . The Company did not acquire any software under direct financing in 2013 and 2012. Refer to Note 13 for more information.